Organization and Nature of Operations - Summary of Financial Statement Balances and Amounts of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 249,310		¥ 246,863	¥ 137,840	$ 36,147
Accounts receivable, net	20,298		56,189		2,943
Inventories	72,364		78,075		10,492
Prepayments and other current assets	45,183		29,395		6,550
Non-current assets:
Property and equipment, net	47,060		33,821		6,823
Right-of-use assets, net	73,482		0		10,654
Intangible assets, net	1,959		745		284
Other non-current assets	1,392		2,367		202
Total assets	530,867		535,434		76,969
Current liabilities:
Accounts payable	35,456		45,560		5,141
Contract liabilities	19,321		14,831		2,801
Current portion of long-term bank loans	13,154		3,000		1,907
Accrued expenses and current liabilities	97,763		61,851		14,175
Non-current liabilities:
Long-term bank loans	3,846		17,000		558
Unrecognized tax benefit	5,480		5,480		795
Lease liabilities	69,913				10,136
Total liabilities	406,189		201,388		58,892
Net revenues	44,317	$ 6,425	56,807	180,093
Net profit (loss)	(329,331)	(47,748)	(313,896)	(92,041)
Net cash (used in) provided by operating activities	(173,458)	(25,148)	(121,629)	(151,696)
Net cash used in investing activities	56,400	8,176	(33,401)	(66,209)
Net cash provided by (used in) financing activities	106,740	15,475	266,947	42,680
Net (decrease) increase in cash, cash equivalents and restricted cash	2,287	332	106,850	(181,489)
Variable Interest Entity And Major Subsidaries [Member]
Current assets:
Cash and cash equivalents	11,404		8,014		1,653
Accounts receivable, net	202		10,959		29
Inventories	837		839		121
Prepayments and other current assets	3,653		4,302		530
Amounts due from the Company and its subsidiaries	6,911		25,774		1,002
Non-current assets:
Property and equipment, net	1,273		2,032		185
Right-of-use assets, net	799				116
Intangible assets, net	229		77		33
Other non-current assets	39		97		6
Total assets	25,347		52,094		3,675
Current liabilities:
Accounts payable	3,100		3,025		449
Contract liabilities	2,027		1,677		294
Current portion of long-term bank loans	5,154		1,000		747
Accrued expenses and current liabilities	19,712		18,053		2,858
Amounts due to the Company and its subsidiaries	55,451		45,991		8,040
Non-current liabilities:
Long-term bank loans	3,846		9,000		558
Unrecognized tax benefit	588		588		85
Lease liabilities	800				116
Total liabilities	90,678		79,334		$ 13,147
Net revenues	10,147	1,471	28,399	68,372
Net profit (loss)	(38,091)	(5,523)	(8,534)	25,755
Net cash (used in) provided by operating activities	4,627	671	(3,482)	(5,118)
Net cash used in investing activities	(237)	(34)	(878)	(107)
Net cash provided by (used in) financing activities	(1,000)	(145)	5,000
Net (decrease) increase in cash, cash equivalents and restricted cash	3,390	492	640	(5,225)
Variable Interest Entity And Major Subsidaries [Member] | Third-party revenue [Member]
Non-current liabilities:
Net revenues	6	1	230	35,280
Variable Interest Entity And Major Subsidaries [Member] | Inter-company revenue [Member]
Non-current liabilities:
Net revenues	¥ 10,141	$ 1,470	¥ 28,169	¥ 33,092